Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited)	3 Months Ended				6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 $ / shares
Profit or loss [abstract]
Sales of goods	$ 1,387,350		$ 1,581,358		$ 2,625,298		$ 2,962,174
Provision of services	345,640		317,681		437,273		538,351
TOTAL REVENUE	1,732,990		1,899,039		3,062,571		3,500,525
COST OF SALES	(1,271,317)		(1,431,922)		(2,320,886)		(2,589,974)
GROSS PROFIT	461,673		467,117		741,685		910,551
OPERATING EXPENSES
Amortization	2,821		8,990		5,643		17,979
Depreciation	141,559		166,737		284,681		224,243
Director fees	91,463		151,577		243,900		303,240
Insurance	355,705		508,424		719,980		1,006,430
Office and miscellaneous	521,161		1,437,404		867,430		4,238,056
Professional fees	888,480		1,573,887		1,468,740		2,421,074
Research and development	191,068		555,460		312,459		1,348,684
Share-based payments	305,147		478,915		504,054		1,019,478
Travel	76,911		204,324		116,931		293,586
Wages and salaries	1,821,608		2,148,317		3,403,039		3,969,398
Total operating expenses	(4,395,923)		(7,234,035)		(7,926,857)		(14,842,168)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(2,604,394)				(786,825)		57,314
Finance and other gain	41,980		10,891		46,805		46,752
Foreign exchange gain (loss)	7,823		(174,919)		74,560		(193,075)
Gain (loss) on disposal of assets	(19,226)		(5,508)		24,302		15,695
Gain (loss) on recovery (impairment) of notes receivable	4,110				10,861
Government income			1,297				2,572
Other income (expense)	(587,592)		26,193		(1,139,888)		25,769
Total Other income (expenses)	(3,157,299)		(142,046)		(1,770,185)		(44,973)
NET INCOME (LOSS)	(7,091,549)		(6,908,964)		(8,955,357)		(13,976,590)
Items that may be reclassified to profit or loss
Foreign exchange translation	(7,459)		(21,775)		(17,021)		(108,177)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	1,370		39,927		(9,676)		96,960
COMPREHENSIVE INCOME (LOSS)	$ (7,097,638)		$ (6,890,812)		$ (8,982,054)		$ (13,987,807)
Net Income (Loss) per share - Basic | $ / shares		$ (0.10)		$ (0.16)		$ (0.14)		$ (0.36)
Net Income (Loss) per share - Diluted | $ / shares		$ (0.10)		$ (0.16)		$ (0.14)		$ (0.36)
Weighted average number of common shares outstanding - Basic | shares	70,654,779		43,195,602		62,794,276		38,965,859
Weighted average number of common shares outstanding - Diluted | shares	70,654,779		43,195,602		62,794,276		38,965,859